Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	30
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:	$1,514,531,732.70

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%	July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%	March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%	September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%	February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%	February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%	February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%	September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$107,587,732.53	0.2496235	$83,358,038.09	0.1934061	$24,229,694.44
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$376,747,732.53	0.2506371	$352,518,038.09	0.2345180	$24,229,694.44

Weighted Avg. Coupon (WAC)	3.53%		3.55%
Weighted Avg. Remaining Maturity (WARM)	29.98		29.15
Pool Receivables Balance	$406,201,384.62		$381,502,625.78
Remaining Number of Receivables	43,451		40,852

Adjusted Pool Balance	$399,465,708.52		$375,236,014.08

III. COLLECTIONS

Principal:
Principal Collections	$24,169,318.37
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$431,233.85
Total Principal Collections	$24,600,552.22

Interest:
Interest Collections	$1,201,515.94
Late Fees & Other Charges	$71,092.81
Interest on Repurchase Principal	$-
Total Interest Collections	$1,272,608.75

Collection Account Interest	$2,492.99
Reserve Account Interest	$427.40
Servicer Advances	$-

Total Collections	$25,876,081.36

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	30
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$25,876,081.36
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$25,876,081.36

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$338,501.15	$-	$338,501.15	$338,501.15
Collection Account Interest					$2,492.99
Late Fees & Other Charges					$71,092.81
Total due to Servicer					$412,086.95

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$63,656.08		$63,656.08
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$204,795.16		$204,795.16	$204,795.16

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$25,099,139.08

9. Regular Principal Distribution Amount:					$24,229,694.44

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$24,229,694.44
Class A-4 Notes				$-
Class A Notes Total:		$24,229,694.44		$24,229,694.44
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$24,229,694.44		$24,229,694.44

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					869,444.64

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,735,676.10
Beginning Period Amount	$6,735,676.10
Current Period Amortization	$469,064.40
Ending Period Required Amount	$6,266,611.70
Ending Period Amount	$6,266,611.70
Next Distribution Date Required Amount	$5,820,240.62

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	30
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	5.69%	6.05%	6.05%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.92%	40,002	97.19%	$370,772,873.19
30 - 60 Days	1.68%	687	2.27%	$8,645,766.42
61 - 90 Days	0.32%	132	0.43%	$1,658,687.55
91-120 Days	0.07%	29	0.11%	$405,662.92
121 + Days	0.00%	2	0.01%	$19,635.70
Total		40,852		$381,502,625.78

Delinquent Receivables 30+ Days Past Due
Current Period	2.08%	850	2.81%	$10,729,752.59
1st Preceding Collection Period	1.86%	808	2.58%	$10,475,948.54
2nd Preceding Collection Period	1.66%	761	2.36%	$10,173,515.98
3rd Preceding Collection Period	1.64%	785	2.38%	$10,859,998.02
Four-Month Average	1.81%		2.53%

Repossession in Current Period		33		$395,263.97
Repossession Inventory		75		$219,597.88

Current Charge-Offs
Gross Principal of Charge-Offs				$529,440.47
Recoveries				$(431,233.85)
Net Loss				$98,206.62

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.29%

Average Pool Balance for Current Period				$393,852,005.20

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.30%
1st Preceding Collection Period				0.33%
2nd Preceding Collection Period				0.38%
3rd Preceding Collection Period				0.38%
Four-Month Average				0.35%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		42	2,014	$32,163,528.21
Recoveries		51	1,801	$(18,567,120.01)
Net Loss				$13,596,408.20
Cumulative Net Loss as a % of Initial Pool Balance				0.88%

Net Loss for Receivables that have experienced a Net Loss *		34	1,756	$13,665,098.26
Average Net Loss for Receivables that have experienced a Net Loss				$7,781.95

Principal Balance of Extensions				$2,388,457.06
Number of Extensions				181

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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